April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.5%
Activia Properties, Inc.	84	$ 201,420
AEW U.K. REIT PLC	19,212	26,065
Alexander & Baldwin, Inc.	8,760	150,497
American Assets Trust, Inc.	5,767	108,016
Argosy Property Ltd.	114,810	68,197
Armada Hoffler Properties, Inc.	10,294	69,690
British Land Co. PLC	123,561	650,037
Broadstone Net Lease, Inc.	23,339	377,625
Charter Hall Group	58,292	630,250
Charter Hall Long Wale REIT	81,538	200,315
Covivio SA/France	6,750	378,505
Custodian Property Income REIT PLC	49,390	52,154
Daiwa House REIT Investment Corp.	269	450,568
Empire State Realty Trust, Inc., Class A	16,411	116,846
Essential Properties Realty Trust, Inc.	21,500	691,655
Global Net Lease, Inc.	25,514	192,631
GPT Group	237,050	702,700
Growthpoint Properties Australia Ltd.	38,160	56,609
H&R Real Estate Investment Trust	32,844	233,715
Hankyu Hanshin REIT, Inc.	83	83,866
Heiwa Real Estate REIT, Inc.	128	117,886
Hulic REIT, Inc.	157	160,704
ICADE	3,952	93,879
KDX Realty Investment Corp.	494	514,435
Land Securities Group PLC	91,956	728,686
LondonMetric Property PLC	244,534	627,403
Mapletree Pan Asia Commercial Trust	283,947	265,922
Merlin Properties Socimi SA	46,857	531,371
Mirai Corp.(a)	249	72,419
Mirvac Group	486,913	710,237
Mori Trust Sogo REIT, Inc.	308	136,711
Nippon REIT Investment Corp.	214	124,906
Nomura Real Estate Master Fund, Inc.	549	546,561
NTT UD REIT Investment Corp.	173	162,503
OUE Real Estate Investment Trust(a)	266,700	57,209
Picton Property Income Ltd.	66,130	67,174
Schroder Real Estate Investment Trust Ltd.	70,850	50,026
Sekisui House REIT, Inc.	512	276,213
Star Asia Investment Corp.	309	118,411
Stockland	292,803	1,028,979
Stoneweg European Real Estate Investment Trust	40,700	69,143
Stride Property Group(a)	78,670	51,468
Sunlight Real Estate Investment Trust	126,000	31,317
Suntec Real Estate Investment Trust(a)	263,600	232,407
Takara Leben Real Estate Investment Corp.	123	73,215
Tokyu REIT, Inc.	120	150,164
United Urban Investment Corp.	264	277,809
WP Carey, Inc.	26,668	1,665,150
		14,383,669
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	33,490	420,508
Health Care REITs — 11.4%
Aedifica SA	5,796	464,643
Alexandria Real Estate Equities, Inc.	21,100	1,533,126
American Healthcare REIT, Inc.	18,686	603,184
Assura PLC	390,992	252,844
Care Reit PLC	42,052	60,465
CareTrust REIT, Inc.	22,812	667,707
Cofinimmo SA	4,624	369,732
Security	Shares	Value
Health Care REITs (continued)
Health Care & Medical Investment Corp.	45	$ 34,590
Healthcare Realty Trust, Inc.	43,602	677,139
HealthCo REIT	59,384	32,003
Healthpeak Properties, Inc.	86,262	1,538,914
Life Science REIT PLC	54,375	31,697
LTC Properties, Inc.	5,387	193,232
Medical Properties Trust, Inc.	73,813	407,448
National Health Investors, Inc.	5,395	408,240
NorthWest Healthcare Properties Real Estate Investment Trust	26,867	95,884
Omega Healthcare Investors, Inc.	33,302	1,300,443
Parkway Life Real Estate Investment Trust	54,300	175,902
Primary Health Properties PLC	168,124	229,436
Sabra Health Care REIT, Inc.	29,089	519,239
Sila Realty Trust, Inc.	6,908	177,950
Target Healthcare REIT PLC	75,267	98,910
Ventas, Inc.	51,606	3,616,548
Welltower, Inc.	76,011	11,598,519
		25,087,795
Hotel & Resort REITs — 2.0%
Apple Hospitality REIT, Inc.	28,198	331,890
CapitaLand Ascott Trust	306,333	200,436
CDL Hospitality Trusts	116,754	71,093
DiamondRock Hospitality Co.	24,897	182,744
Far East Hospitality Trust(a)	125,000	52,176
Hoshino Resorts REIT, Inc.	73	112,301
Host Hotels & Resorts, Inc.	85,551	1,207,980
Invincible Investment Corp.	944	390,163
Japan Hotel REIT Investment Corp.	630	311,541
Park Hotels & Resorts, Inc.	25,581	254,275
Pebblebrook Hotel Trust	14,371	130,058
RLJ Lodging Trust	18,341	128,570
Ryman Hospitality Properties, Inc.	7,183	631,745
Summit Hotel Properties, Inc.	12,630	51,404
Sunstone Hotel Investors, Inc.	24,478	204,147
Xenia Hotels & Resorts, Inc.	12,269	131,033
		4,391,556
Hotels, Restaurants & Leisure — 0.0%
PPHE Hotel Group Ltd.	2,375	39,544
Industrial REITs — 13.8%
AIMS APAC REIT	86,532	81,588
Americold Realty Trust, Inc.	35,083	678,505
ARGAN SA	1,616	111,654
CapitaLand Ascendas REIT	441,159	898,931
Centuria Industrial REIT	64,873	122,176
CRE Logistics REIT, Inc.	75	75,278
Dexus Industria REIT	24,798	41,276
Dream Industrial Real Estate Investment Trust	34,553	265,677
EastGroup Properties, Inc.	6,055	989,508
ESR-REIT	83,123	140,076
First Industrial Realty Trust, Inc.	16,305	775,792
Frasers Logistics & Commercial Trust	357,900	245,497
GLP J-REIT	558	481,301
Goodman Group	244,602	4,682,620
Goodman Property Trust	129,914	141,605
Granite Real Estate Investment Trust	7,886	361,752
Industrial & Infrastructure Fund Investment Corp.	289	236,421
Innovative Industrial Properties, Inc.	3,568	193,778
Japan Logistics Fund, Inc.	335	219,080
LaSalle Logiport REIT	226	215,592
Lineage, Inc.(a)	7,650	368,959

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
LXP Industrial Trust	36,201	$ 285,626
Mapletree Industrial Trust	244,110	377,609
Mapletree Logistics Trust(a)	417,109	358,935
Mitsubishi Estate Logistics REIT Investment Corp.	180	146,968
Mitsui Fudosan Logistics Park, Inc.	373	266,231
Montea NV	2,633	191,167
Nippon Prologis REIT, Inc.	304	502,763
Prologis, Inc.	113,979	11,648,654
Rexford Industrial Realty, Inc.	27,141	898,367
Segro PLC	166,453	1,514,166
SOSiLA Logistics REIT, Inc.	87	67,306
STAG Industrial, Inc.	22,341	737,923
Terreno Realty Corp.	11,977	674,664
Tritax Big Box REIT PLC	305,159	583,735
Urban Logistics REIT PLC	55,936	108,539
Warehouse REIT PLC	51,428	74,021
Warehouses De Pauw CVA	21,285	543,663
		30,307,403
IT Services — 0.3%
NEXTDC Ltd.(b)	79,098	600,538
SUNeVision Holdings Ltd.	75,000	62,709
		663,247
Office REITs — 5.0%
Abacus Group	67,083	48,969
Allied Properties Real Estate Investment Trust	16,291	181,274
Brandywine Realty Trust	20,395	80,764
BXP, Inc.	19,361	1,233,877
Centuria Office REIT	66,495	52,261
Champion REIT	233,000	68,974
CLS Holdings PLC	19,430	16,394
COPT Defense Properties	13,948	364,182
Cousins Properties, Inc.	20,339	560,136
Cromwell Property Group	185,700	44,561
Daiwa Office Investment Corp.	65	139,262
Derwent London PLC	14,055	363,945
Dexus	133,073	640,563
Douglas Emmett, Inc.	19,434	268,772
Easterly Government Properties, Inc.	5,085	102,564
Gecina SA	6,384	655,373
Global One Real Estate Investment Corp.	127	106,045
Great Portland Estates PLC	45,487	187,924
Helical PLC	14,686	42,306
Highwoods Properties, Inc.	13,014	370,118
Ichigo Office REIT Investment Corp.	122	71,234
Inmobiliaria Colonial Socimi SA	41,822	271,052
Japan Excellent, Inc.	152	137,334
Japan Prime Realty Investment Corp.	113	279,073
Japan Real Estate Investment Corp.	852	676,158
JBG SMITH Properties	9,831	137,437
Keppel REIT	291,100	190,702
Kilroy Realty Corp.	14,497	456,800
Mori Hills REIT Investment Corp.	196	180,414
Nippon Building Fund, Inc.	943	875,301
NSI NV	2,320	56,820
One REIT, Inc.(a)	33	55,542
Orix JREIT, Inc.	325	409,329
Paramount Group, Inc.	22,202	95,247
Piedmont Office Realty Trust, Inc., Class A	14,857	87,805
Precinct Properties Group	165,359	106,081
Prosperity REIT	160,000	24,134
Regional REIT Ltd.(c)	18,631	29,597
Security	Shares	Value
Office REITs (continued)
Sankei Real Estate, Inc.	51	$ 31,562
SL Green Realty Corp.	8,837	464,915
Vornado Realty Trust	21,627	763,001
Workspace Group PLC	16,723	99,093
		11,026,895
Real Estate Management & Development — 13.0%
Abrdn European Logistics Income PLC(c)(d)(e)	52,823	40,197
Aeon Mall Co. Ltd.	11,400	218,739
Allreal Holding AG, Registered Shares	1,824	401,900
Amot Investments Ltd.	28,260	149,539
Aroundtown SA(b)	83,267	248,769
Atrium Ljungberg AB, B Shares	27,075	95,870
Azrieli Group Ltd.	4,437	323,033
CA Immobilien Anlagen AG	4,131	111,838
CapitaLand Investment Ltd./Singapore	283,000	596,448
Castellum AB(b)	52,811	642,721
Catena AB	5,158	242,820
Cibus Nordic Real Estate AB publ	8,125	140,425
City Developments Ltd.	56,700	215,888
Citycon OYJ	12,753	51,210
Corem Property Group AB, Class B	72,942	36,886
Deutsche EuroShop AG, Class N	2,192	48,094
Deutsche Wohnen SE	5,977	151,893
Dios Fastigheter AB	12,641	87,782
Entra ASA(b)(c)	8,649	99,597
Fabege AB	27,272	232,639
Fastighets AB Balder, Class B(b)	83,003	596,662
FastPartner AB, Class A	6,797	39,938
Grainger PLC	89,985	258,162
Grand City Properties SA(b)	7,693	91,818
Heiwa Real Estate Co. Ltd.	3,200	105,452
Hongkong Land Holdings Ltd.	127,200	622,517
Hufvudstaden AB, Class A	13,020	158,530
Hulic Co. Ltd.	73,900	772,765
Hysan Development Co. Ltd.	73,000	118,997
Intea Fastigheter AB(b)	7,253	48,026
Intershop Holding AG	661	108,454
Kennedy-Wilson Holdings, Inc.	13,654	87,386
Kojamo OYJ(b)	19,421	226,060
LEG Immobilien SE	9,169	777,249
Lifestyle Communities Ltd.	12,744	58,213
Logistea AB(b)	18,721	28,256
Melisron Ltd.	3,055	259,911
Mitsubishi Estate Co. Ltd.	145,300	2,552,336
Mitsui Fudosan Co. Ltd.	339,500	3,364,664
Mobimo Holding AG, Registered Shares	865	334,099
Neobo Fastigheter AB(b)	15,518	27,171
New World Development Co. Ltd.(b)	185,507	113,601
Nomura Real Estate Holdings, Inc.	66,500	395,505
NP3 Fastigheter AB	5,008	130,497
Nyfosa AB(b)	19,254	180,736
Pandox AB	13,477	224,768
Peach Property Group AG(b)	3,594	27,333
Platzer Fastigheter Holding AB, Class B	7,599	59,719
PSP Swiss Property AG, Class N, Registered Shares	5,569	991,675
Public Property Invest AS(b)	16,094	29,269
Sagax AB, Class B	26,548	603,417
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	154,030	62,531
Sino Land Co. Ltd.	453,405	465,964
Sirius Real Estate Ltd.	191,458	235,892
StorageVault Canada, Inc.	28,559	78,099
Sumitomo Realty & Development Co. Ltd.	52,200	1,944,255
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	175,500	$ 1,664,865
Swire Properties Ltd.	131,000	289,506
Swiss Prime Site AG, Registered Shares	9,450	1,332,507
TAG Immobilien AG(b)	18,376	299,179
Tokyo Tatemono Co. Ltd.	24,100	432,072
UOL Group Ltd.(a)	61,300	271,171
VGP NV	1,626	150,448
Vonovia SE	86,810	2,879,496
Wallenstam AB, Class B	48,889	241,724
Wharf Real Estate Investment Co. Ltd.	191,000	456,786
Wihlborgs Fastigheter AB	32,254	334,550
		28,668,519
Residential REITs — 12.3%
Advance Residence Investment Corp.	330	340,034
American Homes 4 Rent, Class A	41,701	1,559,200
Apartment Investment and Management Co., Class A	16,739	132,406
AvalonBay Communities, Inc.	17,490	3,672,550
Boardwalk Real Estate Investment Trust	5,174	243,988
Camden Property Trust	12,738	1,449,584
Canadian Apartment Properties REIT	20,294	619,743
Care Property Invest NV	4,486	68,226
Centerspace	1,992	120,237
Comforia Residential REIT, Inc.	88	171,074
Daiwa Securities Living Investments Corp.	235	148,376
Elme Communities	10,591	164,902
Empiric Student Property PLC	73,316	89,110
Equity LifeStyle Properties, Inc.	23,305	1,509,698
Equity Residential	46,572	3,272,149
Essex Property Trust, Inc.	7,869	2,196,631
Home Invest Belgium SA	1,335	30,643
Home REIT PLC(b)(f)	1,048,527	139,737
Independence Realty Trust, Inc.	27,709	538,386
Ingenia Communities Group	45,582	161,709
InterRent Real Estate Investment Trust(a)	16,668	136,502
Invitation Homes, Inc.	75,451	2,579,670
Irish Residential Properties REIT PLC	54,843	63,436
Killam Apartment Real Estate Investment Trust	14,175	179,115
Mid-America Apartment Communities, Inc.	14,316	2,285,549
NexPoint Residential Trust, Inc.	2,692	100,358
Nippon Accommodations Fund, Inc.	286	233,311
PRS REIT PLC	66,007	102,127
Residential Secure Income PLC(c)	22,484	17,499
Samty Residential Investment Corp.	61	39,596
Social Housing REIT PLC(c)	46,231	43,991
Starts Proceed Investment Corp.	27	32,033
Sun Communities, Inc.	15,527	1,932,025
UDR, Inc.	40,545	1,698,025
UMH Properties, Inc.	8,720	154,082
UNITE Group PLC	50,119	575,819
Veris Residential, Inc.	9,447	146,617
Xior Student Housing NV	4,888	158,532
		27,106,670
Retail REITs — 16.2%
Acadia Realty Trust	14,584	278,553
AEON REIT Investment Corp.(a)	217	189,914
Agree Realty Corp.	12,512	971,056
Ascencio	749	40,090
Brixmor Property Group, Inc.	37,007	921,844
BWP Trust	67,329	154,374
CapitaLand Integrated Commercial Trust	674,119	1,109,398
Carmila SA	6,873	149,402
Security	Shares	Value
Retail REITs (continued)
Charter Hall Retail REIT	60,981	$ 145,660
Choice Properties Real Estate Investment Trust	33,649	356,358
Crombie Real Estate Investment Trust	13,966	147,805
Curbline Properties Corp.	11,447	262,022
Eurocommercial Properties NV	5,580	161,242
Federal Realty Investment Trust	10,423	979,970
First Capital Real Estate Investment Trust	25,742	318,927
Fortune Real Estate Investment Trust	179,000	100,160
Frasers Centrepoint Trust	143,770	249,067
Frontier Real Estate Investment Corp.	317	175,983
Fukuoka REIT Corp.	108	118,167
Getty Realty Corp.	6,078	170,123
Hamborner REIT AG	8,619	61,256
Hammerson PLC	60,103	202,782
HomeCo Daily Needs REIT	216,329	169,598
Immobiliare Grande Distribuzione SIIQ SpA(b)	9,727	34,629
InvenTrust Properties Corp.	9,339	260,185
Japan Metropolitan Fund Invest	863	574,999
Kimco Realty Corp.	81,079	1,619,958
Kite Realty Group Trust	26,617	576,258
Kiwi Property Group Ltd.	208,867	102,355
Klepierre SA	25,581	936,345
Lendlease Global Commercial REIT(a)	211,556	83,463
Link REIT	318,321	1,490,333
Macerich Co.	30,753	450,839
Mercialys SA	11,327	151,636
NETSTREIT Corp.	10,103	164,376
NewRiver REIT PLC	50,522	51,171
NNN REIT, Inc.	23,032	946,846
PARAGON REIT	135,315	101,530
Phillips Edison & Co., Inc.	15,082	523,345
Primaris Real Estate Investment Trust	11,637	121,384
Realty Income Corp.	107,475	6,218,504
Regency Centers Corp.	22,259	1,606,655
Region RE Ltd.	144,333	213,933
Retail Estates NV	1,682	123,321
RioCan Real Estate Investment Trust	37,135	463,851
Scentre Group	639,326	1,481,155
Shaftesbury Capital PLC	181,146	329,049
Simon Property Group, Inc.	39,894	6,278,518
SITE Centers Corp.	5,715	67,666
SmartCentres Real Estate Investment Trust	15,721	290,678
Starhill Global REIT	190,900	72,415
Supermarket Income REIT PLC	150,751	155,903
Tanger, Inc.	13,299	419,051
Unibail-Rodamco-Westfield	13,011	1,101,447
Urban Edge Properties	15,183	274,357
Vastned NV	1,335	43,882
Vicinity Ltd.	466,067	704,858
Waypoint REIT Ltd.	83,559	136,843
Wereldhave NV	4,600	86,885
		35,692,374
Specialized REITs — 17.9%
Abacus Storage King	71,263	67,388
Arena REIT	47,464	113,031
Big Yellow Group PLC	22,788	306,792
Charter Hall Social Infrastructure REIT	41,177	77,123
CubeSmart	27,629	1,123,671
Digital Core REIT Management Pte Ltd.	108,100	54,078
Digital Realty Trust, Inc.	40,861	6,559,825
EPR Properties	9,265	458,525
Equinix, Inc.	11,888	10,232,596

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage, Inc.	25,788	$ 3,778,458
Four Corners Property Trust, Inc.	11,613	324,583
Gaming & Leisure Properties, Inc.	32,160	1,539,178
Iron Mountain, Inc.	35,898	3,218,974
Keppel DC REIT	202,533	335,080
National Storage Affiliates Trust	8,749	325,463
National Storage REIT	167,469	246,249
Public Storage	19,501	5,858,685
Safehold, Inc.	6,232	98,154
Safestore Holdings PLC	25,985	218,705
Shurgard Self Storage Ltd.	4,027	167,084
VICI Properties, Inc.	129,904	4,159,526
		39,263,168
Total Long-Term Investments — 98.6% (Cost: $148,203,096)		217,051,348
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(g)	1,429,612	1,430,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,438,760	1,438,760
Total Short-Term Securities — 1.3% (Cost: $2,869,012)		2,868,944
Total Investments — 99.9% (Cost: $151,072,108)		219,920,292
Other Assets Less Liabilities — 0.1%		195,483
Net Assets — 100.0%		$ 220,115,775

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,484,268	$ —	$ (2,053,973)(a)	$ (250)	$ 139	$ 1,430,184	1,429,612	$ 2,224 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,573,067	—	(134,307)(a)	—	—	1,438,760	1,438,760	15,432	—
				$ (250)	$ 139	$ 2,868,944		$ 17,656	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	1	06/12/25	$ 126	$ 6,424
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Developed Real Estate Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
SPI 200 Index	3	06/19/25	$ 391	$ 17,327
Dow Jones U.S. Real Estate Index	56	06/20/25	2,011	48,439
				$ 72,190
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 3,700,087	$ 10,683,582	$ —	$ 14,383,669
Health Care Providers & Services	420,508	—	—	420,508
Health Care REITs	23,567,009	1,520,786	—	25,087,795
Hotel & Resort REITs	3,253,846	1,137,710	—	4,391,556
Hotels, Restaurants & Leisure	—	39,544	—	39,544
Industrial REITs	18,203,370	12,104,033	—	30,307,403
IT Services	—	663,247	—	663,247
Office REITs	5,854,439	5,172,456	—	11,026,895
Real Estate Management & Development	1,216,298	27,452,221	—	28,668,519
Residential REITs	24,842,017	2,124,916	139,737	27,106,670
Retail REITs	25,100,088	10,592,286	—	35,692,374
Specialized REITs	37,677,638	1,585,530	—	39,263,168
Short-Term Securities
Money Market Funds	2,868,944	—	—	2,868,944
	$146,704,244	$73,076,311	$139,737	$219,920,292
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 65,766	$ 6,424	$ —	$ 72,190

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Developed Real Estate Index Fund

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
Schedule of Investments